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                                ING EQUITY TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING MAYFLOWER TRUST
                               (FEBRUARY 1, 2004
                         As Supplemented April 22, 2004)
                                 ING FUNDS TRUST
                                (AUGUST 1, 2003)

                         Supplement dated April 30, 2004
                         to the above-referenced Funds'
                      Statements of Additional Information
                   dates of which are indicated in parentheses


Effective immediately, the following should be added after the first paragraph of the section entitled "Additional Purchase and Redemption Information":

      If you invest in a Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE